Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements

Note 5 — Fair Value Measurements

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period.

During the six months ended June 30, 2024, the Company entered into an Open Market Subscription Agreement and Non-Redemption Subscription Agreement, discussed in Note 4. The Company has concluded that the New Adagio Common Stock and PIPE Warrants and Non-Redeeming Shares and Warrants to be issued under certain of Open Market Subscription Agreements and Non-Redeeming Subscription Agreements that include an open market purchase and non-redemption obligation for Open Market Investors and Non-Redeeming Subscribed Investors qualify as equity under ASC 815-40 (“Derivatives and Hedging–Contracts in Entity’s Own Equity”); therefore, the Company will recognize the New Adagio Common Stock and PIPE Warrants to be issued under such Open Market Subscription Agreements and Non-Redeeming Subscription Agreements (such securities, the “Open Market PIPE Securities” and “Non-Redeeming Shares and Warrants”) by recording an entry to additional paid-in capital in stockholder’s deficit in its balance sheet and Open Market Subscription Agreement expense on its statement of operations. In accordance with ASC 815-40-30-1, the New Adagio Common Stock and PIPE Warrants and Non-Redeeming Shares and Warrants will be recorded and measured at fair value (i.e., most often representative of proceeds received for equity-linked instruments; however, when estimating the fair value of the New Adagio Common Stock and PIPE Warrants and Non-Redeeming Shares and Warrants, the Company has followed the guidance in ASC 820, “Fair Value Measurement.” In connection with Open Market Investor’s commitment to irrevocably subscribe for and agree to purchase from ListCo the number of Open Market PIPE Securities and Non-Redeeming Shares and Warrants set forth on the signature page of the applicable Open Market Subscription Agreements, on the terms and subject to the conditions set forth in such Open Market Subscription Agreements, which include, without limitation, the agreement not to redeem the Class A ordinary shares purchased in the open market prior to Closing, the Company will record an amount equal to the full fair value of the New Adagio Common Stock and PIPE Warrants to be issued to the Open Market PIPE Investor in connection with the Closing. The estimated amount of New Adagio Common Stock shares and PIPE Warrants to be issued on the Close of the Transaction, as of the inception of the Open Market Subscription agreements mentioned above, are 219,877 and 183,493, respectively. The estimated amount of Non-Redeeming Shares and Warrants to be issued on the Close of the Transaction, as of the inception of the Non-Redeeming Subscription Agreements mentioned above, are 76,681 and 166,160, respectively.

To determine the fair value of the New Adagio Common Stock on inception, the Company used the following Level 3 inputs:

February 13, 2024
Base Share Price	$10.00
Adjusted per Share (1.2X Purchase Price Ratio)	$8.33
Adjusted Share price	$7.00
Probability of Closing	75.00%
Estimated fair value per Share at Closing	$5.25

To determine the fair value of the PIPE Warrants on inception, the Company used the following Level 3 inputs:

February 13, 2024
Base Share Price	$7.00
Strike price, as defined in Subscription Agreement	$10.00
Term (Months)	12.00
Average volatility rate	70.00%
Probability of Closing	75.00%
Estimated expected Warrant price	$1.21
Estimated fair value per Warrant at Closing (1.2x Coverage Ratio)	$1.45

To determine the fair value of the Non-Redeeming Subscription Agreement Shares on inception, the Company used the following Level 3 inputs:

June 21, 2024
Base Share Price	$10.00
Adjusted per Share (1.2X Purchase Price Ratio)	$8.33
Adjusted Share price	$7.08
Probability of Closing	95.00%
Estimated fair value per Share at Closing	$6.73

To determine the fair value of the Non-Redeeming Subscription Agreement Warrants on inception, the Company used the following Level 3 inputs:

June 21, 2024
Base Share Price	$10.00
Strike price, as defined in Subscription Agreement	$10.00
Term (Months)	12.00
Average volatility rate	70.00
Probability of Closing	95.00%
Estimated expected Warrant price	$1.25
Estimated fair value per Warrant at Closing (1.2x Coverage Ratio)	$1.19

During the six-month period ended June 30, 2024, the fair value of the instruments above was recorded in additional paid-in capital in stockholder’s deficit on the Company’s balance sheet and Subscription Agreement expense on its statement of operations was $2,134,199.

Adagio Medical Inc
Fair Value Measurements

Note 3 — Fair Value Measurements

The Company’s financial instruments include its money market accounts (included as part of cash and cash equivalents), accounts receivable, accounts payable, common stock warrant liabilities, pre-funded warrant liabilities, and convertible notes payables. The recorded carrying amounts of cash and equivalents, accounts receivable and accounts payable approximates fair value due to their short-term nature. The convertible notes, common stock warrant liabilities, and pre-funded warrant liabilities are carried at fair value.

Assets and liabilities recognized at fair value on a recurring basis in the condensed consolidated balance sheets consists of cash equivalents, common stock warrant liabilities, pre-funded warrant liabilities, and convertible notes payables. These items are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

June 30, 2024 (Unaudited)	Level 1	Level 2	Level 3
Assets:
Money market account	$24	$—	$—
Liabilities:
Convertible notes payables	$—	$—	$50,955
Common stock warrant liabilities	$—	$—	$64
Pre-funded warrant liabilities	$—	$—	$353

December 31, 2023	Level 1	Level 2	Level 3
Assets:
Money market account	$24	$—	$—
Liabilities:
Convertible notes payables	$—	$—	$37,986
Common stock warrant liabilities	$—	$—	$78

There were no transfers made among the three levels in the fair value hierarchy for the six months ended June 30, 2024 and for the year ended December 31, 2023.

Convertible promissory notes

On October 27, 2022, the Company entered into a note purchase agreement with investors for the issuance and sale of convertible promissory notes with an aggregate principal amount of $9.5 million at an interest rate of eight percent (8.0%) per annum. On April 4, 2023, November 28, 2023 and February 13, 2024, the October 2022 Convertible Notes were amended. Refer to Note 7-Debt for details.

On April 4, 2023, the Company issued a $5.0 million convertible promissory note that matures upon the termination of the Business Combination Agreement in accordance with its terms. The April 2023 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, the Company obtained the right to issue up to $10.0 million in additional convertible promissory notes. On February 13, 2023, November 28, 2023 and February 13, 2024, the April 2023 Convertible Notes were amended. As of June 30, 2024, the total of $15.0 million convertible promissory note has been drawn by the Company. Refer to Note 7-Debt for details.

On November 28, 2023, the Company issued a $2.0 million convertible promissory note that matures upon the termination of the Business Combination Agreement in accordance with its terms. The November 2023 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, the Company obtained the right to issue up to $6.0 million in additional convertible promissory notes (“Delayed Draw Commitment”). On December 13, 2023, December 28, 2023, and February 13, 2024, the November 2023 Convertible Notes were amended. As of June 30, 2024, the total of $8.0 million convertible promissory note has been drawn by the Company. Refer to Note 7-Debt for details.

On February 13, 2024, the Company issued a $7.0 million convertible promissory note that matures upon the termination of the Business Combination Agreement in accordance with its terms. The February 2024 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. As of June 30, 2024, the total of $7.0 million convertible promissory note has been drawn by the Company. Refer to Note 7-Debt for details.

On May 21, 2024, the Company issued a $3.0 million convertible promissory note that matures upon the termination of the Business Combination Agreement in accordance with its terms. The May 2024 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. As of June 30, 2024, the total of $3.0 million convertible promissory note has been drawn by the Company. Refer to Note 7-Debt for details.

On June 25, 2024, the Company issued a $2.5 million convertible promissory note that matures upon the termination of the Business Combination Agreement in accordance with its terms. The June 2024 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. As of June 30, 2024, the total of $2.5 million convertible promissory note has been drawn by the Company. Refer to Note 7-Debt for details.

The Company measures the October 2022 Convertible Notes, the April 2023 Convertible Notes, the November 2023 Convertible Notes, the February 2024 Convertible Notes, the May 2024 Convertible Notes, and the June 2024 Convertible Notes (collectively, “Convertible Notes”) at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the Convertible Notes related to updated assumptions and estimates were recognized as convertible notes fair value adjustment within the condensed consolidated statements of operations and comprehensive loss.

In determining the fair value of the Convertible Notes as of June 30, 2024, the Company applied the probability-weighted expected return method (“PWERM”). The PWERM determines the value of an instrument based upon an analysis of future values for the potential instrument payouts under different future outcomes. The instrument value is based upon the present value of the probability of each future outcome becoming available to the instrument holders, and the rights of each security.

The Company calculated the estimated fair value of convertible promissory notes as of June 30, 2024 using the following assumptions:

		Expected
		Term	Risk-Free
As of June 30, 2024 (Unaudited)	Discount rate	(years)	interest rate	Volatility
October 2022 Convertible Notes	38.70%	0.04	5.50%	385%
April 2023 Convertible Notes	31.90%	0.04	5.50%	385%
November 2023 Convertible Notes	31.90%	0.04	5.50%	385%
February 2024 Convertible Notes	31.90%	0.04	5.50%	385%
May 2024 Convertible Notes	31.90%	0.04	5.50%	385%
June 2024 Convertible Notes	31.90%	0.04	5.50%	385%

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the periods ended June 30, 2024 and December 31, 2023, respectively (in thousands):

	Balance		Fair value	Balance
	(beginning of		measurement	(end of
Six months ended June 30, 2024 (Unaudited)	period)	Additions	adjustments	period)
October 2022 Convertible Notes	$13,469	$—	$617	$14,086
April 2023 Convertible Notes	15,385	—	650	$16,035
November 2023 Convertible Notes	9,312	3,000	(3,820)	$8,312
February 2024 Convertible Notes	—	7,000	(7)	$6,993
May 2024 Convertible Notes	—	3,000	26	$3,026
June 2024 Convertible Notes	—	2,500	3	$2,503

	Balance		Fair value	Balance
	(beginning of		measurement	(end of
Year ended December 31, 2023	period)	Additions	adjustments	period)
October 2022 Convertible Notes	$9,500	$—	$3,969	$13,469
April 2023 Convertible Notes	—	15,000	385	$15,385
November 2023 Convertible Notes	—	5,000	4,132	$9,312

Common Stock Warrant Liabilities

The Company measured its common stock warrants at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the common stock warrants related to updated assumptions and estimates were recognized as warrant liabilities fair value adjustment within the condensed consolidated statements of operations and comprehensive loss.

The Company calculated the estimated fair value of common stock warrant liabilities as of June 30, 2024, using the following assumptions:

June 30, 2024
(Unaudited)
Expected Volatility	115% - 385%
Risk Free rate	4.3% - 5.4%
Expected dividend yield	0.0%
Expected term (years)	0.3 - 8.6

The following table presents changes in the Level 3 warrant liabilities measured at fair value for the six months ended June 30, 2024 and year ended December 31, 2023, respectively (in thousands):

Six months ended June 30, 2024 (Unaudited)	Common Stock Warrant Liabilities
Balance (beginning of period)	$78
Additions	—
Fair value measurement adjustments	(14)
Balance (end of period)	$64

Year ended December 31, 2023	Common Stock Warrant Liabilities
Balance (beginning of year)	$—
Additions	36
Fair value measurement adjustments	42
Balance (end of year)	$78

Pre-funded Warrant Liabilities

On June 25, 2024, the Company issued to certain investor the pre-funded warrants to purchase the Company’s Series E Preferred Stock, in exchange of the investor’s existing holding of Series E Preferred Stock. The exercise price of the pre-funded warrants is $0.001 per warrant share. The Company measured the pre-funded warrants at fair value based on the indicated fair value of Series E Preferred Stock, which is not observable in the market. The measurement caused the pre-funded warrant to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the pre-funded warrants were recognized as warrant liabilities fair value adjustment within the condensed consolidated statements of operations and comprehensive loss.

As of June 30, 2024, the Company estimated the fair value of Series E Preferred Stock by applying a conversion factor of 1.08 to the indicated fair value of Adagio common stock. Refer to Note 8-Warrants for additional information related to the pre-funded warrants.

Note 3 — Fair Value Measurements

The Company’s financial instruments include its money market accounts (included as part of cash and cash equivalents), accounts receivable, accounts payable, common stock warrant liabilities, and convertible notes payables. The recorded carrying amounts of cash and equivalents, accounts receivable and accounts payable approximates fair value due to their short-term nature. The convertible notes and common stock warrant liabilities are carried at fair value.

Assets and liabilities recognized at fair value on a recurring basis in the consolidated balance sheets consists of cash equivalents, common stock warrant liabilities, and convertible notes payables. These items are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

December 31, 2023	Level 1	Level 2	Level 3
Assets:
Money market account	$24	$—	$—
Liabilities:
Convertible notes payables	$—	$—	$37,986
Common stock warrant liabilities	$—	$—	$78

December 31, 2022	Level 1	Level 2	Level 3
Assets:
Money market account	$90	$—	$—
Liabilities:
Convertible notes payables	$—	$—	$9,500

There were no transfers made among the three levels in the fair value hierarchy for the years ended December 31, 2023 and 2022.

Convertible promissory notes

On October 27, 2022, the Company entered into a note purchase agreement with investors for the issuance and sale of convertible promissory notes with an aggregate principal amount of $9.5 million at an interest rate of eight percent (8.0%) per annum. On April 4, 2023 and November 28, 2023, the October 2022 Convertible Notes were amended. Refer to Note 7-Debt for details.

On April 4, 2023, the Company issued a $5.0 million convertible promissory note that matures on the later of January 5, 2024, or the occurrence of certain events. The April 2023 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, the Company obtained the right to issue up to $10.0 million in additional convertible promissory notes available beginning one month after April 4, 2023 through the occurrence of an ARYA stockholder vote with regard to a transaction. On November 28, 2023, the April 2023 Convertible Notes were amended. Refer to Note 7-Debt for details.

On November 28, 2023, the Company issued a $2.0 million convertible promissory note that matures on the later of January 5, 2024, or the occurrence of certain events. The November 2023 Convertible Notes accrues simple interest at eight percent (8.0%) per annum. Additionally, the Company obtained the right to issue up to $6.0 million in additional convertible promissory notes (“Delayed Draw Commitment”) available beginning one month after November 28, 2023 through the occurrence of an ARYA stockholder vote with regard to a transaction. On December 13, 2023 and December 28, 2023, the November 2023 Convertible Notes were amended. Refer to Note 7-Debt for details.

The Company measures the October 2022 Convertible Notes, April 2023 Convertible Notes, and November 2023 Convertible Notes (collectively, “Convertible Notes”) at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the Convertible Notes related to updated assumptions and estimates were recognized as convertible notes fair value adjustment within the consolidated statements of operations and comprehensive loss.

In determining the fair value of the Convertible Notes as of December 31, 2023, the Company applied the probability-weighted expected return method (“PWERM”). The PWERM determines the value of an instrument based upon an analysis of future values for the potential instrument payouts under different future outcomes. The instrument value is based upon the present value of the probability of each future outcome becoming available to the instrument holders, and the rights of each security.

The Company calculated the estimated fair value of convertible promissory notes as of December 31, 2023 using the following assumptions:

October 2022 Convertible Notes	December 31, 2023
Discount rate	36.8%
Expected Term (years)	0.33
Risk-Free interest rate	5.4%
Volatility	110.0%

April 2023 Convertible Notes	December 31, 2023
Discount rate	30.6%
Expected Term (years)	0.33
Risk-Free interest rate	5.4%
Volatility	110.0%

November 2023 Convertible Notes	December 31, 2023
Discount rate	30.6%
Expected Term (years)	0.33
Risk-Free interest rate	5.4%
Volatility	110.0%

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the years ended December 31, 2023 and 2022, respectively (in thousands):

	October 2022	April 2023	November 2023
Year ended December 31, 2023	Convertible Notes	Convertible Notes	Convertible Notes
Balance (beginning of year)	$9,500	$—	$—
Additions	—	15,000	5,000
Fair value measurement adjustments	3,969	385	4,132
Balance (end of year)	$13,469	$15,385	$9,132

October 2022
Year ended December 31, 2022	Convertible Notes
Balance (beginning of year)	$—
Additions	9,500
Fair value measurement adjustments	—
Balance (end of year)	$9,500

Common Stock Warrant Liabilities

The Company measured its common stock warrants at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the common stock warrants related to updated assumptions and estimates were recognized as warrant liabilities fair value adjustment within the consolidated statements of operations and comprehensive loss.

The Company calculated the estimated fair value of common stock warrant liabilities as of December 31, 2023, using the following assumptions:

December 31, 2023
Expected Volatility	60%‑110%
Risk Free rate	3.8%‑5.0%
Expected dividend yield	0.0%
Expected term (years)	0.8‑9.1

Year ended December 31, 2023	Common Stock Warrant Liabilities
Balance (beginning of year)	$—
Additions	36
Fair value measurement adjustments	42
Balance (end of year)	$78